General and Administrative Expenses (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2013
General And Administrative Expenses Details Narrative
Senior management's compensation including salaries	$ 5,505
Compensation cost relating to the amortization of restricted stock awards.	$ 3,359